Schedule of Investments(a)
Invesco DWA SmallCap Momentum ETF (DWAS)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-3.57%
AMC Networks, Inc., Class A(b)(c)	26,009	$1,396,163
Emerald Holding, Inc.(b)	290,993	1,644,110
Entercom Communications Corp.(b)	349,253	1,519,251
Gannett Co., Inc.(b)	326,400	1,674,432
IDT Corp., Class B(b)	80,878	2,334,139
Liberty TripAdvisor Holdings, Inc., Class A(b)	250,358	1,191,704
Magnite, Inc.(b)(c)	70,859	2,104,512
Meredith Corp.(b)	51,666	1,740,111
TripAdvisor, Inc.(b)(c)	30,024	1,304,543
WideOpenWest, Inc.(b)	113,880	1,898,380
		16,807,345
Consumer Discretionary-34.86%
Abercrombie & Fitch Co., Class A(b)	50,247	2,145,547
Adient PLC(b)	42,736	2,139,364
American Eagle Outfitters, Inc.(c)	60,613	2,147,519
America’s Car-Mart, Inc.(b)	12,402	2,038,765
Arcimoto, Inc.(b)(c)	101,353	988,192
Asbury Automotive Group, Inc.(b)	9,539	1,891,488
Bally’s Corp.(b)	32,731	1,899,380
Barnes & Noble Education, Inc.(b)	285,610	2,333,434
Bassett Furniture Industries, Inc.	74,198	2,247,457
Beazer Homes USA, Inc.(b)	92,615	2,205,163
Big 5 Sporting Goods Corp.	341,187	10,491,500
BJ’s Restaurants, Inc.(b)	36,629	2,024,851
Bloomin’ Brands, Inc.(b)	63,628	1,880,207
Boot Barn Holdings, Inc.(b)	27,985	2,137,774
Brinker International, Inc.(b)	35,897	2,205,871
Callaway Golf Co.	63,366	2,339,473
Century Communities, Inc.(b)	29,483	2,399,327
Children’s Place, Inc. (The)(b)(c)	23,158	2,153,462
Chuy’s Holdings, Inc.(b)	41,045	1,701,315
Citi Trends, Inc.(b)	39,762	3,313,765
Container Store Group, Inc. (The)(b)(c)	174,595	2,367,508
Cooper-Standard Holdings, Inc.(b)	43,586	1,297,119
Dana, Inc.	71,447	1,938,357
Dave & Buster’s Entertainment, Inc.(b)	53,853	2,276,905
Designer Brands, Inc., Class A(b)(c)	111,775	1,954,945
Dillard’s, Inc., Class A(c)	18,533	2,444,688
Dine Brands Global, Inc.(b)	20,108	1,909,255
Duluth Holdings, Inc., Class B(b)(c)	121,227	1,951,755
Everi Holdings, Inc.(b)	145,475	3,015,697
Express, Inc.(b)(c)	338,020	1,450,106
Funko, Inc., Class A(b)(c)	104,275	2,737,219
G-III Apparel Group Ltd.(b)	52,102	1,721,450
Golden Entertainment, Inc.(b)	66,760	2,846,646
Groupon, Inc.(b)(c)	31,106	1,469,758
GrowGeneration Corp.(b)(c)	114,559	5,087,565
Guess?, Inc.	70,718	2,076,988
Hibbett Sports, Inc.(b)	31,943	2,707,489
Houghton Mifflin Harcourt Co.(b)(c)	268,605	2,669,934
Hovnanian Enterprises, Inc., Class A(b)	41,347	5,889,053
Kirkland’s, Inc.(b)(c)	233,628	6,006,576
Kontoor Brands, Inc.	34,132	2,185,131
Lands’ End, Inc.(b)	62,552	1,601,957
Lazydays Holdings, Inc.(b)(c)	170,472	3,951,541
Lindblad Expeditions Holdings, Inc.(b)(c)	96,028	1,634,397
Malibu Boats, Inc., Class A(b)	23,515	1,844,046
MarineMax, Inc.(b)	31,673	1,628,942
MasterCraft Boat Holdings, Inc.(b)	61,774	1,714,846
Modine Manufacturing Co.(b)	112,939	1,986,597
OneWater Marine, Inc., Class A(b)	68,543	3,375,057
	Shares	Value
Consumer Discretionary-(continued)
Playa Hotels & Resorts N.V.(b)	232,960	$1,702,938
RCI Hospitality Holdings, Inc.(c)	36,343	2,816,582
Red Robin Gourmet Burgers, Inc.(b)	47,885	1,717,156
Red Rock Resorts, Inc., Class A(b)	65,760	2,942,760
Rent-A-Center, Inc.	29,529	1,825,187
Revolve Group, Inc.(b)	35,575	1,972,278
Ruth’s Hospitality Group, Inc.(b)	72,730	1,755,702
SeaWorld Entertainment, Inc.(b)	36,027	1,960,950
Signet Jewelers Ltd.(b)	49,142	2,977,022
Sleep Number Corp.(b)	17,828	1,987,644
Sonic Automotive, Inc., Class A	34,325	1,655,495
Sonos, Inc.(b)	43,964	1,626,668
Vista Outdoor, Inc.(b)	53,044	2,312,188
Vuzix Corp.(b)(c)	134,850	2,354,481
Winnebago Industries, Inc.	22,149	1,638,140
XPEL, Inc.(b)(d)	85,058	6,974,756
Zumiez, Inc.(b)	38,882	1,703,809
		164,349,137
Consumer Staples-0.78%
LifeMD, Inc.(c)	90,122	1,160,772
Medifast, Inc.	7,556	2,510,481
		3,671,253
Energy-6.80%
Altus Midstream Co., Class A	41,801	2,632,627
Antero Resources Corp.(b)	184,210	2,378,151
Centrus Energy Corp.(b)	64,883	1,430,670
Cimarex Energy Co.	29,223	1,979,858
Clean Energy Fuels Corp.(b)(c)	269,981	2,138,250
Earthstone Energy, Inc., Class A(b)	227,491	2,186,189
FTS International, Inc., Class A(b)	134,343	3,523,817
Green Plains, Inc.(b)(c)	73,305	2,337,696
Ovintiv, Inc.	162,352	4,323,434
PDC Energy, Inc.(b)	52,742	2,226,767
SM Energy Co.	268,201	5,337,200
US Silica Holdings, Inc.(b)	154,332	1,583,446
		32,078,105
Financials-6.12%
A-Mark Precious Metals, Inc.	49,500	2,639,340
B. Riley Financial, Inc.	31,907	2,349,631
Bancorp, Inc. (The)(b)	78,023	1,891,278
Cadence BanCorp	80,361	1,798,479
Cowen, Inc., Class A	45,711	1,797,814
Donnelley Financial Solutions, Inc.(b)	65,730	1,959,411
Evercore, Inc., Class A	13,121	1,913,829
First Merchants Corp.	37,099	1,719,168
Granite Point Mortgage Trust, Inc.	143,161	2,058,655
LendingClub Corp.(b)	85,942	1,313,194
Live Oak Bancshares, Inc.	30,313	1,836,362
Mr. Cooper Group, Inc.(b)(c)	52,910	1,830,157
Silvergate Capital Corp., Class A(b)	35,136	3,914,150
Triumph Bancorp, Inc.(b)	21,850	1,829,937
		28,851,405
Health Care-17.15%
Aclaris Therapeutics, Inc.(b)	251,784	5,599,676
Alphatec Holdings, Inc.(b)	105,139	1,524,516
Anavex Life Sciences Corp.(b)(c)	193,429	2,408,191
Applied Molecular Transport, Inc.(b)(c)	28,163	1,350,134
AtriCure, Inc.(b)	28,983	2,165,900
BioCryst Pharmaceuticals, Inc.(b)(c)	137,192	2,163,518
Bionano Genomics, Inc.(b)(c)	719,814	4,441,252
See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Chimerix, Inc.(b)	330,298	$2,582,930
Community Health Systems, Inc.(b)	155,128	2,213,677
Curis, Inc.(b)(c)	433,314	6,239,722
Evelo Biosciences, Inc.(b)(c)	139,978	1,878,505
Evolent Health, Inc., Class A(b)	87,203	1,694,354
Evolus, Inc.(b)(c)	145,189	1,570,945
Fulgent Genetics, Inc.(b)(c)	68,655	5,085,276
Heska Corp.(b)	34,003	6,737,694
InfuSystem Holdings, Inc.(b)	247,517	4,579,065
Inovalon Holdings, Inc., Class A(b)	64,933	2,036,299
Intellia Therapeutics, Inc.(b)	35,977	2,696,116
Joint Corp. (The)(b)(c)	42,719	3,036,467
Oncternal Therapeutics, Inc.(b)	280,825	1,597,894
Organogenesis Holdings, Inc.(b)	115,275	2,055,353
Owens & Minor, Inc.	88,835	3,971,813
Scholar Rock Holding Corp.(b)	34,233	919,841
Shockwave Medical, Inc.(b)	15,417	2,773,518
Surgery Partners, Inc.(b)	71,663	4,194,435
Tivity Health, Inc.(b)	88,119	2,308,718
TransMedics Group, Inc.(b)	40,808	1,046,317
Vericel Corp.(b)	35,146	1,985,749
		80,857,875
Industrials-12.27%
ArcBest Corp.	25,793	2,007,727
Atkore, Inc.(b)	25,156	1,942,043
Avis Budget Group, Inc.(b)(c)	30,563	2,684,043
Babcock & Wilcox Enterprises, Inc.(b)	241,979	2,085,859
CBIZ, Inc.(b)	55,607	1,846,709
Chart Industries, Inc.(b)(c)	15,711	2,292,863
Commercial Vehicle Group, Inc.(b)	183,298	2,113,426
CSW Industrials, Inc.	13,659	1,663,939
Custom Truck One Source, Inc.(b)(c)	200,439	2,126,658
Dycom Industries, Inc.(b)	19,389	1,452,624
ExOne Co. (The)(b)(c)	73,019	1,556,765
Herc Holdings, Inc.(b)	19,263	2,215,630
Kadant, Inc.	12,868	2,162,081
Lydall, Inc.(b)	52,024	1,892,633
Mesa Air Group, Inc.(b)	130,978	1,273,106
Polar Power, Inc.(c)	168,208	1,624,889
Rekor Systems, Inc.(b)(c)	126,857	1,425,873
Resideo Technologies, Inc.(b)	69,506	2,078,230
REV Group, Inc.(b)	95,896	1,795,173
Shyft Group, Inc. (The)	53,542	2,087,067
Spirit Airlines, Inc.(b)(c)	45,775	1,634,625
Titan International, Inc.(b)	329,121	3,057,534
TPI Composites, Inc.(b)(c)	35,197	1,700,015
Transcat, Inc.(b)	38,464	2,032,438
Triton International Ltd. (Bermuda)	31,257	1,695,692
Tutor Perini Corp.(b)	104,143	1,612,134
Veritiv Corp.(b)	48,446	2,975,553
Welbilt, Inc.(b)	109,108	2,696,059
WESCO International, Inc.(b)	19,805	2,110,619
		57,842,007
Information Technology-11.96%
3D Systems Corp.(b)(c)	81,421	2,394,592
Agilysys, Inc.(b)	38,746	1,967,909
Amkor Technology, Inc.	75,468	1,592,375
Atomera, Inc.(b)(c)	68,712	1,205,896
Brightcove, Inc.(b)	82,497	1,196,206
Calix, Inc.(b)	80,284	3,557,384
	Shares	Value
Information Technology-(continued)
Cambium Networks Corp.(b)(c)	90,611	$5,229,161
Conduent, Inc.(b)	254,548	1,929,474
Diodes, Inc.(b)	20,306	1,536,555
Insight Enterprises, Inc.(b)	18,839	1,968,299
Kopin Corp.(b)(c)	358,413	2,903,145
MACOM Technology Solutions Holdings, Inc.(b)	30,116	1,782,867
Marathon Digital Holdings, Inc.(b)(c)	182,621	4,523,522
MicroVision, Inc.(b)(c)	293,238	4,574,513
Onto Innovation, Inc.(b)	30,310	2,175,349
Perficient, Inc.(b)	29,218	2,091,717
Plantronics, Inc.(b)(c)	43,009	1,410,695
Quantum Corp.(b)	203,355	1,527,196
Riot Blockchain, Inc.(b)(c)	124,699	3,383,084
Synaptics, Inc.(b)(c)	13,603	1,718,467
TTEC Holdings, Inc.	19,633	2,128,413
Ultra Clean Holdings, Inc.(b)	49,321	2,778,252
Workiva, Inc.(b)(c)	29,695	2,818,055
		56,393,126
Materials-5.41%
Alcoa Corp.(b)	58,157	2,307,088
Amyris, Inc.(b)	222,050	3,159,771
Century Aluminum Co.(b)	110,322	1,501,482
Danimer Scientific, Inc.(b)(c)	37,589	833,724
Intrepid Potash, Inc.(b)	50,645	1,449,460
Kraton Corp.(b)	53,124	1,803,560
Olin Corp.	45,713	2,234,909
Ranpak Holdings Corp.(b)	87,894	1,940,700
Rayonier Advanced Materials, Inc.(b)	323,854	2,500,153
Ryerson Holding Corp.(b)	102,518	1,697,698
TimkenSteel Corp.(b)(c)	179,214	2,715,092
Trinseo S.A.	25,936	1,684,284
US Concrete, Inc.(b)	29,771	1,696,649
		25,524,570
Real Estate-1.04%
Colony Capital, Inc.(b)(c)	269,040	1,848,305
Fathom Holdings, Inc.(b)(c)	42,038	1,388,095
Ryman Hospitality Properties, Inc.(b)	22,427	1,680,006
		4,916,406
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $411,966,832)		471,291,229
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.54%
Invesco Private Government Fund, 0.01%(e)(f)(g)	34,360,602	34,360,602
Invesco Private Prime Fund, 0.09%(e)(f)(g)	53,009,874	53,031,078
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $87,391,680)		87,391,680
TOTAL INVESTMENTS IN SECURITIES-118.50% (Cost $499,358,512)		558,682,909
OTHER ASSETS LESS LIABILITIES-(18.50)%		(87,211,020)
NET ASSETS-100.00%		$471,471,889

See accompanying notes which are an integral part of this schedule.

Invesco DWA SmallCap Momentum ETF (DWAS)—(continued)
May 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2021 represented 1.48% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,715,584	$(5,715,584)	$-	$-	$-	$11
Invesco Premier U.S. Government Money Portfolio, Institutional Class	95,743	81,883	(177,626)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,112,455	183,930,898	(168,682,751)	-	-	34,360,602	3,011*
Invesco Private Prime Fund	6,370,917	215,507,292	(168,849,013)	1	1,881	53,031,078	22,644*
Total	$25,579,115	$405,235,657	$(343,424,974)	$1	$1,881	$87,391,680	$25,667

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Auto Components-9.91%
American Axle & Manufacturing Holdings, Inc.(b)	94,591	$1,059,419
Cooper Tire & Rubber Co.	42,105	2,500,195
Cooper-Standard Holdings, Inc.(b)	14,074	418,842
Dorman Products, Inc.(b)	23,920	2,448,930
Gentherm, Inc.(b)	27,493	1,994,067
LCI Industries	21,016	3,132,435
Motorcar Parts of America, Inc.(b)	15,950	372,752
Patrick Industries, Inc.	18,486	1,584,250
Standard Motor Products, Inc.	16,804	756,516
		14,267,406
Automobiles-1.45%
Winnebago Industries, Inc.	28,182	2,084,341
Distributors-1.20%
Core-Mark Holding Co., Inc.	37,715	1,729,610
Diversified Consumer Services-0.93%
American Public Education, Inc.(b)	15,527	434,756
Perdoceo Education Corp.(b)	58,476	712,823
Regis Corp.(b)(c)	20,437	186,794
		1,334,373
Hotels, Restaurants & Leisure-11.34%
BJ’s Restaurants, Inc.(b)	19,359	1,070,166
Bloomin’ Brands, Inc.(b)(c)	67,023	1,980,530
Brinker International, Inc.(b)	37,961	2,332,703
Cheesecake Factory, Inc. (The)(b)	35,200	2,070,464
Chuy’s Holdings, Inc.(b)	16,445	681,645
Dave & Buster’s Entertainment, Inc.(b)	39,782	1,681,983
Dine Brands Global, Inc.(b)	13,900	1,319,805
El Pollo Loco Holdings, Inc.(b)	15,894	267,973
Fiesta Restaurant Group, Inc.(b)	14,548	197,707
Monarch Casino & Resort, Inc.(b)	10,768	768,405
Red Robin Gourmet Burgers, Inc.(b)	12,977	465,355
Ruth’s Hospitality Group, Inc.(b)	26,592	641,931
Shake Shack, Inc., Class A(b)(c)	30,283	2,845,996
		16,324,663
Household Durables-15.91%
Cavco Industries, Inc.(b)	7,137	1,579,204
Century Communities, Inc.(b)	24,218	1,970,861
Ethan Allen Interiors, Inc.	18,292	528,090
Installed Building Products, Inc.	18,784	2,227,782
iRobot Corp.(b)(c)	23,555	2,301,323
La-Z-Boy, Inc.	38,636	1,592,962
LGI Homes, Inc.(b)	18,364	3,320,395
M.D.C. Holdings, Inc.	46,207	2,677,696
M/I Homes, Inc.(b)	24,306	1,714,059
Meritage Homes Corp.(b)	31,322	3,372,440
Tupperware Brands Corp.(b)	41,043	1,052,343
Universal Electronics, Inc.(b)	11,519	576,641
		22,913,796
Internet & Direct Marketing Retail-3.88%
Liquidity Services, Inc.(b)	22,465	537,138
PetMed Express, Inc.(c)	16,928	489,219
Shutterstock, Inc.	18,476	1,676,697
Stamps.com, Inc.(b)	15,344	2,879,762
		5,582,816
Leisure Products-4.29%
Callaway Golf Co.	78,667	2,904,386
	Shares	Value
Leisure Products-(continued)
Sturm Ruger & Co., Inc.	14,645	$1,156,076
Vista Outdoor, Inc.(b)	48,677	2,121,830
		6,182,292
Multiline Retail-4.48%
Big Lots, Inc.	28,192	1,718,021
Macy’s, Inc.(b)	259,201	4,738,194
		6,456,215
Specialty Retail-34.59%
Aaron’s Co., Inc. (The)	28,555	1,027,123
Abercrombie & Fitch Co., Class A(b)	52,107	2,224,969
America’s Car-Mart, Inc.(b)	5,120	841,677
Asbury Automotive Group, Inc.(b)	16,125	3,197,426
Barnes & Noble Education, Inc.(b)	25,151	205,484
Bed Bath & Beyond, Inc.(b)(c)	101,182	2,832,084
Boot Barn Holdings, Inc.(b)	24,210	1,849,402
Buckle, Inc. (The)	23,932	1,008,016
Caleres, Inc.	31,660	794,033
Cato Corp. (The), Class A(b)	16,568	256,141
Chico’s FAS, Inc.(b)	100,417	466,939
Children’s Place, Inc. (The)(b)(c)	12,189	1,133,455
Conn’s, Inc.(b)	16,114	373,684
Designer Brands, Inc., Class A(b)	49,122	859,144
GameStop Corp., Class A(b)(c)	45,698	10,144,956
Genesco, Inc.(b)	11,882	653,510
Group 1 Automotive, Inc.	14,189	2,262,862
Guess?, Inc.	31,338	920,397
Haverty Furniture Cos., Inc., (Acquired 06/25/2020 - 05/27/2021; Cost $449,678)(d)	13,422	616,607
Hibbett Sports, Inc.(b)	13,872	1,175,791
Lumber Liquidators Holdings, Inc.(b)	24,120	549,453
MarineMax, Inc.(b)	18,488	950,838
Monro, Inc.	27,918	1,740,408
ODP Corp. (The)(b)	44,673	1,953,997
Rent-A-Center, Inc.	40,886	2,527,163
Sally Beauty Holdings, Inc.(b)	94,167	2,053,782
Shoe Carnival, Inc.	7,167	483,844
Signet Jewelers Ltd.(b)	43,689	2,646,679
Sleep Number Corp.(b)	21,181	2,361,470
Sonic Automotive, Inc., Class A	19,512	941,064
Zumiez, Inc.(b)	17,433	763,914
		49,816,312
Textiles, Apparel & Luxury Goods-11.99%
Crocs, Inc.(b)	54,614	5,529,121
Fossil Group, Inc.(b)	39,114	552,290
G-III Apparel Group Ltd.(b)	36,325	1,200,178
Kontoor Brands, Inc.	39,288	2,515,218
Movado Group, Inc.	13,828	383,450
Oxford Industries, Inc.	14,080	1,348,160
Steven Madden Ltd.	64,594	2,674,192
Unifi, Inc.(b)	12,505	344,263
Vera Bradley, Inc.(b)	18,240	209,395
Wolverine World Wide, Inc.	68,853	2,510,380
		17,266,647
Total Common Stocks & Other Equity Interests (Cost $130,940,221)		143,958,471
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $32,754)	32,754	$32,754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $130,972,975)		143,991,225
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.62%
Invesco Private Government Fund, 0.01%(e)(f)(g)	7,270,887	7,270,887
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(e)(f)(g)	10,901,970	$10,906,331
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,177,218)		18,177,218
TOTAL INVESTMENTS IN SECURITIES-112.61% (Cost $149,150,193)		162,168,443
OTHER ASSETS LESS LIABILITIES-(12.61)%		(18,162,499)
NET ASSETS-100.00%		$144,005,944

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$365,400	$(332,646)	$-	$-	$32,754	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	19,479	60,851	(80,330)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,965,473	32,019,417	(26,714,003)	-	-	7,270,887	316*
Invesco Private Prime Fund	655,171	42,352,318	(32,101,397)	-	239	10,906,331	2,750*
Total	$2,640,123	$74,797,986	$(59,228,376)	$-	$239	$18,209,972	$3,070

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Beverages-13.35%
Celsius Holdings, Inc.(b)	30,945	$2,028,135
Coca-Cola Consolidated, Inc.	5,354	2,167,942
MGP Ingredients, Inc.	15,221	1,060,752
National Beverage Corp.(c)	26,898	1,343,017
		6,599,846
Food & Staples Retailing-15.27%
Andersons, Inc. (The)	35,606	1,106,634
Chefs’ Warehouse, Inc. (The)(b)	36,976	1,137,382
PriceSmart, Inc.	26,306	2,322,820
SpartanNash Co.	41,676	873,946
United Natural Foods, Inc.(b)	55,442	2,104,578
		7,545,360
Food Products-27.61%
B&G Foods, Inc.(c)	67,189	2,055,983
Calavo Growers, Inc.	19,189	1,366,257
Cal-Maine Foods, Inc.	43,104	1,504,761
Fresh Del Monte Produce, Inc.	34,970	1,170,446
J&J Snack Foods Corp.	16,884	2,964,493
John B. Sanfilippo & Son, Inc.	10,229	954,468
Seneca Foods Corp., Class A(b)	7,722	357,065
Simply Good Foods Co. (The)(b)	94,853	3,275,274
		13,648,747
Household Products-13.37%
Central Garden & Pet Co.(b)	10,978	603,022
Central Garden & Pet Co., Class A(b)	44,214	2,230,596
WD-40 Co.(c)	15,414	3,773,347
		6,606,965
Personal Products-23.11%
Edgewell Personal Care Co.	60,877	2,762,598
elf Beauty, Inc.(b)	44,324	1,241,072
Inter Parfums, Inc.	20,432	1,562,639
Medifast, Inc.	13,259	4,405,303
USANA Health Sciences, Inc.(b)	13,708	1,449,484
		11,421,096
	Shares	Value
Tobacco-7.24%
Universal Corp.	28,274	$1,584,475
Vector Group Ltd.	145,202	1,996,527
		3,581,002
Total Common Stocks & Other Equity Interests (Cost $42,731,891)		49,403,016

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $27,465)	27,465	27,465
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $42,759,356)		49,430,481
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.95%
Invesco Private Government Fund, 0.01%(d)(e)(f)	979,271	979,271
Invesco Private Prime Fund, 0.09%(d)(e)(f)	1,468,319	1,468,907
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,448,178)		2,448,178
TOTAL INVESTMENTS IN SECURITIES-104.96% (Cost $45,207,534)		51,878,659
OTHER ASSETS LESS LIABILITIES-(4.96)%		(2,452,297)
NET ASSETS-100.00%		$49,426,362

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$906,384	$(878,919)	$-	$-	$27,465	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,119	203,239	(206,358)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,923,102	$23,133,005	$(25,076,836)	$-	$-	$979,271	$331*
Invesco Private Prime Fund	1,177,233	21,038,350	(20,746,951)	-	275	1,468,907	1,737*
Total	$4,103,454	$45,280,978	$(46,909,064)	$-	$275	$2,475,643	$2,073

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.48%
Energy Equipment & Services-35.41%
Archrock, Inc.	469,010	$4,314,892
Bristow Group, Inc.(b)	84,651	2,309,279
Core Laboratories N.V.(c)	162,936	6,810,725
DMC Global, Inc.(b)	56,186	2,976,172
Dril-Quip, Inc.(b)	129,530	4,343,141
Helix Energy Solutions Group, Inc.(b)	517,721	2,707,681
Helmerich & Payne, Inc.	393,750	11,123,437
Nabors Industries Ltd.(b)(c)	23,706	2,219,356
Oceaneering International, Inc.(b)	362,904	5,178,640
Oil States International, Inc., (Acquired 02/26/2020 - 05/18/2021; Cost $1,535,813)(b)(d)	222,216	1,428,849
Patterson-UTI Energy, Inc.	686,045	5,742,197
ProPetro Holding Corp.(b)	298,107	2,963,184
RPC, Inc.(b)(c)	212,918	1,045,427
US Silica Holdings, Inc.(b)	271,540	2,786,000
		55,948,980
Oil, Gas & Consumable Fuels-64.07%
Bonanza Creek Energy, Inc.(b)	69,326	2,978,245
Callon Petroleum Co.(b)(c)	168,422	6,479,194
CONSOL Energy, Inc.(b)	109,504	1,679,791
Dorian LPG Ltd.(b)	100,022	1,421,313
Green Plains, Inc.(b)(c)	154,211	4,917,789
Laredo Petroleum, Inc.(b)(c)	32,955	1,850,753
Matador Resources Co.	400,644	12,275,732
Par Pacific Holdings, Inc.(b)	146,051	2,033,030
PBF Energy, Inc., Class A(b)	351,157	5,667,674
PDC Energy, Inc.(b)	364,321	15,381,633
Penn Virginia Corp.(b)(c)	55,533	1,070,676
Range Resources Corp.(b)(c)	944,016	12,800,857
Renewable Energy Group, Inc.(b)(c)	161,829	9,882,897
REX American Resources Corp.(b)	19,305	1,853,859
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
SM Energy Co.	354,546	$7,055,466
Southwestern Energy Co.(b)	2,363,983	12,221,792
Talos Energy, Inc.(b)	115,796	1,641,987
		101,212,688
Total Common Stocks & Other Equity Interests (Cost $148,677,610)		157,161,668

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $49,308)	49,308	49,308
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.51% (Cost $148,726,918)		157,210,976
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.46%
Invesco Private Government Fund, 0.01%(e)(f)(g)	11,032,147	11,032,147
Invesco Private Prime Fund, 0.09%(e)(f)(g)	16,541,604	16,548,221
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,580,368)		27,580,368
TOTAL INVESTMENTS IN SECURITIES-116.97% (Cost $176,307,286)		184,791,344
OTHER ASSETS LESS LIABILITIES-(16.97)%		(26,813,527)
NET ASSETS-100.00%		$157,977,817

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$687,734	$(638,426)	$-	$-	$49,308	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	3,793	74,626	(78,419)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Energy ETF (PSCE)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$696,441	$32,525,823	$(22,190,117)	$-	$-	$11,032,147	$188*
Invesco Private Prime Fund	232,167	47,642,302	(31,326,296)	-	48	16,548,221	2,174*
Total	$932,401	$80,930,485	$(54,233,258)	$-	$48	$27,629,676	$2,366

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Banks-40.19%
Allegiance Bancshares, Inc.	3,666	$148,693
Ameris Bancorp	13,727	754,161
Banc of California, Inc.	8,798	154,053
BancFirst Corp.	3,680	253,810
Bancorp, Inc. (The)(b)	10,117	245,236
BankUnited, Inc.	18,310	875,035
Banner Corp.	6,932	405,730
Berkshire Hills Bancorp, Inc.	10,063	279,248
Boston Private Financial Holdings, Inc.	16,254	249,174
Brookline Bancorp, Inc.	15,408	259,779
Cadence BanCorp	24,540	549,205
Central Pacific Financial Corp.	5,557	153,985
City Holding Co.	3,102	248,842
Columbia Banking System, Inc.	14,124	609,592
Community Bank System, Inc.	10,584	858,574
Customers Bancorp, Inc.(b)	5,792	219,227
CVB Financial Corp.	25,184	558,581
Dime Community Bancshares, Inc.	6,905	239,673
Eagle Bancorp, Inc.	6,267	358,096
FB Financial Corp.	6,145	257,168
First Bancorp (Puerto Rico)	43,030	550,354
First Bancorp/Southern Pines NC	5,618	249,271
First Commonwealth Financial Corp.	18,961	287,259
First Financial Bancorp	19,200	489,024
First Hawaiian, Inc.	25,814	726,922
First Midwest Bancorp, Inc.	22,610	473,227
Great Western Bancorp, Inc.	10,865	363,543
Hanmi Financial Corp.	6,057	127,076
Heritage Financial Corp.	7,082	205,449
Hilltop Holdings, Inc.	12,803	475,631
Hope Bancorp, Inc.	24,306	371,882
Independent Bank Corp.	6,510	531,281
Independent Bank Group, Inc.	7,239	570,071
Investors Bancorp, Inc.	44,389	660,508
National Bank Holdings Corp., Class A	6,042	239,263
NBT Bancorp, Inc.	8,593	335,041
OFG Bancorp (Puerto Rico)	10,134	244,229
Old National Bancorp	32,667	622,306
Pacific Premier Bancorp, Inc.	18,593	854,720
Park National Corp.	2,799	354,130
Preferred Bank	2,674	182,608
Renasant Corp.	11,089	490,356
S&T Bancorp, Inc.	7,748	262,890
Seacoast Banking Corp. of Florida(b)	10,894	403,841
ServisFirst Bancshares, Inc.	9,278	644,450
Simmons First National Corp., Class A	21,312	650,016
Southside Bancshares, Inc.	6,136	262,866
Tompkins Financial Corp.	2,393	194,192
Triumph Bancorp, Inc.(b)	4,464	373,860
United Community Banks, Inc.	17,102	591,387
Veritex Holdings, Inc.	9,745	342,342
Westamerica Bancorporation	5,286	331,591
		21,139,448
Capital Markets-3.84%
B. Riley Financial, Inc.	3,485	256,636
Blucora, Inc.(b)	9,515	164,990
Brightsphere Investment Group, Inc.	11,742	261,494
Donnelley Financial Solutions, Inc.(b)	5,844	174,210
Greenhill & Co., Inc.	2,886	50,245
Piper Sandler Cos.	2,716	346,181
StoneX Group, Inc.(b)	3,254	220,296
	Shares	Value
Capital Markets-(continued)
Virtus Investment Partners, Inc.	1,406	$395,409
WisdomTree Investments, Inc.	22,155	148,439
		2,017,900
Consumer Finance-2.93%
Encore Capital Group, Inc.(b)(c)	6,181	286,118
Enova International, Inc.(b)	7,155	270,960
EZCORP, Inc., Class A(b)(c)	10,377	76,271
Green Dot Corp., Class A(b)	10,654	432,446
PRA Group, Inc.(b)	8,990	349,981
World Acceptance Corp.(b)(c)	778	124,954
		1,540,730
Equity REITs-27.13%
Acadia Realty Trust	17,013	369,182
Agree Realty Corp.	12,515	879,554
Alexander & Baldwin, Inc.	14,276	274,242
American Assets Trust, Inc.	9,897	361,735
Armada Hoffler Properties, Inc.	11,692	155,153
Brandywine Realty Trust	33,646	473,063
CareTrust REIT, Inc.	18,908	440,178
Centerspace	2,559	182,175
Chatham Lodging Trust(b)	9,270	122,086
Community Healthcare Trust, Inc.	4,450	210,396
DiamondRock Hospitality Co.(b)	41,422	400,965
Diversified Healthcare Trust	46,981	170,541
Easterly Government Properties, Inc.	16,194	335,702
Essential Properties Realty Trust, Inc.	22,495	575,872
Four Corners Property Trust, Inc.	15,007	416,594
Franklin Street Properties Corp.	19,046	97,896
GEO Group, Inc. (The)(c)	23,919	124,140
Getty Realty Corp.	7,247	225,599
Global Net Lease, Inc.	17,859	348,965
Hersha Hospitality Trust(b)	7,199	77,389
Independence Realty Trust, Inc.(c)	20,084	343,035
Industrial Logistics Properties Trust	12,876	322,673
Innovative Industrial Properties, Inc.(c)	4,718	850,325
iStar, Inc.(c)	14,566	244,854
Kite Realty Group Trust	16,621	352,365
Lexington Realty Trust(c)	54,728	677,533
LTC Properties, Inc.	7,738	303,175
Mack-Cali Realty Corp.	16,995	290,105
NexPoint Residential Trust, Inc.	4,449	230,636
Office Properties Income Trust	9,527	278,474
Retail Opportunity Investments Corp.	23,291	415,977
Retail Properties of America, Inc., Class A	42,317	509,920
RPT Realty	16,016	204,204
Safehold, Inc.(c)	2,835	198,734
Saul Centers, Inc.	2,549	113,303
SITE Centers Corp.	32,882	492,244
Summit Hotel Properties, Inc.(b)	20,843	200,301
Tanger Factory Outlet Centers, Inc.(c)	18,450	323,429
Uniti Group, Inc.	45,922	498,713
Universal Health Realty Income Trust	2,525	174,730
Urstadt Biddle Properties, Inc., Class A	5,935	108,492
Washington REIT	16,673	394,316
Whitestone REIT	7,873	65,188
Xenia Hotels & Resorts, Inc.	22,436	435,483
		14,269,636
Insurance-10.29%
Ambac Financial Group, Inc.(b)	9,041	136,429
American Equity Investment Life Holding Co.	16,936	516,548
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Insurance-(continued)
AMERISAFE, Inc.	3,812	$249,800
Assured Guaranty Ltd.	15,100	719,213
eHealth, Inc.(b)(c)	5,113	333,623
Employers Holdings, Inc.	5,601	236,362
Genworth Financial, Inc., Class A(b)	99,774	419,051
HCI Group, Inc.	1,227	98,847
Horace Mann Educators Corp.	8,168	325,658
James River Group Holdings Ltd.	7,180	250,726
Palomar Holdings, Inc.(b)	4,278	312,294
ProAssurance Corp.	10,626	258,743
Safety Insurance Group, Inc.	2,790	237,457
SiriusPoint Ltd. (Bermuda)(b)	16,792	176,652
Stewart Information Services Corp.	5,275	318,346
Trupanion, Inc.(b)	6,538	589,532
United Fire Group, Inc.	4,254	130,385
United Insurance Holdings Corp.	4,077	22,994
Universal Insurance Holdings, Inc.	5,599	78,946
		5,411,606
IT Services-0.01%
BM Technologies, Inc.(b)(d)	567	7,286
Mortgage REITs-4.56%
Apollo Commercial Real Estate Finance, Inc.	25,369	397,025
ARMOUR Residential REIT, Inc.	12,874	154,359
Capstead Mortgage Corp., (Acquired 08/20/2015 - 05/06/2021; Cost $153,033)(e)	19,083	123,085
Ellington Financial, Inc.	8,633	162,991
Granite Point Mortgage Trust, Inc.	10,866	156,253
Invesco Mortgage Capital, Inc.(c)(f)	45,513	154,744
KKR Real Estate Finance Trust, Inc.	5,374	114,896
New York Mortgage Trust, Inc.	74,821	338,191
PennyMac Mortgage Investment Trust	19,304	378,359
Ready Capital Corp.	11,500	175,030
Redwood Trust, Inc.	22,102	245,995
		2,400,928
Real Estate Management & Development-1.91%
Marcus & Millichap, Inc.(b)	4,739	186,243
RE/MAX Holdings, Inc., Class A	3,663	128,242
Realogy Holdings Corp.(b)	22,773	403,310
St. Joe Co. (The)	6,154	287,822
		1,005,617
	Shares	Value
Thrifts & Mortgage Finance-9.06%
Axos Financial, Inc.(b)	10,129	$480,216
Capitol Federal Financial, Inc.	25,454	329,375
Flagstar Bancorp, Inc.	9,348	428,138
HomeStreet, Inc.	4,296	193,406
Meta Financial Group, Inc.	6,359	337,090
Mr. Cooper Group, Inc.(b)(c)	13,935	482,012
NMI Holdings, Inc., Class A(b)	16,820	406,876
Northfield Bancorp, Inc.	9,265	156,856
Northwest Bancshares, Inc.	25,032	354,453
Provident Financial Services, Inc.	14,265	360,334
TrustCo Bank Corp.	3,803	148,803
Walker & Dunlop, Inc.	5,783	587,206
WSFS Financial Corp.	9,365	498,312
		4,763,077
Total Common Stocks & Other Equity Interests (Cost $48,192,638)		52,556,228

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $5,217)	5,217	5,217
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $48,197,855)		52,561,445
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.85%
Invesco Private Government Fund, 0.01%(f)(g)(h)	1,652,176	1,652,176
Invesco Private Prime Fund, 0.09%(f)(g)(h)	2,477,274	2,478,265
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,130,441)		4,130,441
TOTAL INVESTMENTS IN SECURITIES-107.78% (Cost $52,328,296)		56,691,886
OTHER ASSETS LESS LIABILITIES-(7.78)%		(4,094,226)
NET ASSETS-100.00%		$52,597,660

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$86,109	$93,402	$(51,498)	$101,663	$(74,932)	$154,744	$7,174
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$743,971	$(738,754)	$-	$-	$5,217	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	12,423	272,028	(284,451)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	812,376	8,013,889	(7,174,089)	-	-	1,652,176	115*
Invesco Private Prime Fund	270,798	8,250,689	(6,043,299)	-	77	2,478,265	771*
Total	$1,181,706	$17,373,979	$(14,292,091)	$101,663	$(74,855)	$4,290,402	$8,063

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-11.93%
Anika Therapeutics, Inc.(b)	62,378	$2,909,934
Coherus Biosciences, Inc.(b)(c)	278,846	3,669,613
Cytokinetics, Inc.(b)(c)	309,544	6,757,346
Eagle Pharmaceuticals, Inc.(b)(c)	50,495	2,000,612
Enanta Pharmaceuticals, Inc.(b)	78,149	3,802,730
Myriad Genetics, Inc.(b)	327,387	9,379,638
REGENXBIO, Inc.(b)	151,694	5,350,247
Spectrum Pharmaceuticals, Inc.(b)(c)	635,225	2,191,526
Vanda Pharmaceuticals, Inc.(b)	238,904	4,226,212
Vericel Corp.(b)	200,041	11,302,316
Xencor, Inc.(b)	252,233	9,700,881
		61,291,055
Health Care Equipment & Supplies-27.86%
AngioDynamics, Inc.(b)	165,256	3,820,719
Avanos Medical, Inc.(b)	208,790	8,372,479
Cardiovascular Systems, Inc.(b)	174,971	6,857,113
CONMED Corp.	125,988	17,347,288
CryoLife, Inc.(b)(c)	169,579	4,885,571
Cutera, Inc.(b)	76,756	2,945,895
Glaukos Corp.(b)(c)	199,305	14,664,862
Heska Corp.(b)(c)	43,078	8,535,906
Inogen, Inc.(b)	80,385	4,968,597
Integer Holdings Corp.(b)	143,461	12,978,917
Invacare Corp.(b)(c)	149,868	1,198,944
Lantheus Holdings, Inc.(b)(c)	291,510	7,069,117
LeMaitre Vascular, Inc.	73,495	3,763,679
Meridian Bioscience, Inc.(b)	187,809	3,898,915
Merit Medical Systems, Inc.(b)	213,331	12,872,393
Mesa Laboratories, Inc.	21,222	5,221,885
Natus Medical, Inc.(b)	147,466	3,952,089
OraSure Technologies, Inc.(b)(c)	313,179	3,009,650
Orthofix Medical, Inc.(b)	84,935	3,456,854
SurModics, Inc.(b)	59,879	3,176,581
Tactile Systems Technology, Inc.(b)(c)	84,918	4,566,041
Varex Imaging Corp.(b)(c)	170,647	4,281,533
Zynex, Inc.(b)(c)	84,829	1,291,097
		143,136,125
Health Care Providers & Services-32.32%
Addus HomeCare Corp.(b)	65,446	6,293,942
AMN Healthcare Services, Inc.(b)	205,373	18,216,585
Community Health Systems, Inc.(b)	530,357	7,568,194
CorVel Corp.(b)	39,687	4,945,000
Covetrus, Inc.(b)	432,878	12,008,036
Cross Country Healthcare, Inc.(b)	151,863	2,376,656
Ensign Group, Inc. (The)	223,805	18,620,576
Fulgent Genetics, Inc.(b)(c)	76,669	5,678,873
Hanger, Inc.(b)	166,057	4,289,252
Joint Corp. (The)(b)(c)	57,453	4,083,759
Magellan Health, Inc.(b)(c)	100,596	9,475,137
MEDNAX, Inc.(b)	372,753	11,920,641
ModivCare, Inc.(b)	53,742	7,912,435
Owens & Minor, Inc.	319,939	14,304,473
Pennant Group, Inc. (The)(b)	110,733	3,794,820
	Shares	Value
Health Care Providers & Services-(continued)
RadNet, Inc.(b)	186,559	$4,938,217
Select Medical Holdings Corp.	469,560	18,815,269
Tivity Health, Inc.(b)(c)	164,744	4,316,293
US Physical Therapy, Inc.	55,944	6,509,644
		166,067,802
Health Care Technology-10.31%
Allscripts Healthcare Solutions, Inc.(b)	609,555	10,600,162
Computer Programs & Systems, Inc.	54,964	1,779,185
HealthStream, Inc.(b)	109,674	2,871,265
NextGen Healthcare, Inc.(b)	242,079	3,974,937
Omnicell, Inc.(b)	187,360	26,043,040
Simulations Plus, Inc.(c)	66,049	3,486,066
Tabula Rasa HealthCare, Inc.(b)(c)	97,770	4,224,642
		52,979,297
Life Sciences Tools & Services-5.42%
Luminex Corp.	189,005	6,972,394
NeoGenomics, Inc.(b)(c)	509,036	20,885,747
		27,858,141
Pharmaceuticals-12.16%
Amphastar Pharmaceuticals, Inc.(b)	159,235	3,012,726
ANI Pharmaceuticals, Inc.(b)	41,925	1,440,124
Cara Therapeutics, Inc.(b)(c)	186,717	2,537,484
Collegium Pharmaceutical, Inc.(b)	151,292	3,614,366
Corcept Therapeutics, Inc.(b)(c)	459,590	9,927,144
Endo International PLC(b)	1,003,363	5,889,741
Innoviva, Inc.(b)(c)	273,641	3,680,471
Lannett Co., Inc.(b)(c)	148,122	636,925
Pacira BioSciences, Inc.(b)	190,934	11,583,966
Phibro Animal Health Corp., Class A	88,341	2,490,333
Prestige Consumer Healthcare, Inc.(b)	217,061	10,824,832
Supernus Pharmaceuticals, Inc.(b)(c)	230,372	6,876,604
		62,514,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $448,397,335)		513,847,136
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.17%
Invesco Private Government Fund, 0.01%(d)(e)(f)	29,092,696	29,092,696
Invesco Private Prime Fund, 0.09%(d)(e)(f)	43,678,760	43,696,232
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,788,928)		72,788,928
TOTAL INVESTMENTS IN SECURITIES-114.17% (Cost $521,186,263)		586,636,064
OTHER ASSETS LESS LIABILITIES-(14.17)%		(72,820,307)
NET ASSETS-100.00%		$513,815,757

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
May 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,942,934	$(3,942,934)	$-	$-	$-	$18
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,338,219	89,316,939	(74,562,462)	-	-	29,092,696	1,377*
Invesco Private Prime Fund	4,779,495	107,839,418	(68,923,625)	-	944	43,696,232	10,420*
Total	$19,117,714	$201,099,291	$(147,429,021)	$-	$944	$72,788,928	$11,815

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aerospace & Defense-7.22%
AAR Corp.(b)	23,202	$968,683
Aerojet Rocketdyne Holdings, Inc.	50,429	2,443,285
AeroVironment, Inc.(b)	15,707	1,721,958
Kaman Corp.	19,395	1,043,839
Moog, Inc., Class A	20,534	1,852,167
National Presto Industries, Inc.	3,635	368,662
Park Aerospace Corp.	13,114	202,218
Triumph Group, Inc.(b)	36,528	702,068
		9,302,880
Air Freight & Logistics-4.34%
Atlas Air Worldwide Holdings, Inc.(b)	19,134	1,433,711
Echo Global Logistics, Inc.(b)	18,610	635,718
Forward Air Corp.	19,253	1,865,423
Hub Group, Inc., Class A(b)	23,620	1,648,912
		5,583,764
Airlines-3.77%
Allegiant Travel Co.(b)	10,189	2,256,456
Hawaiian Holdings, Inc.(b)	33,886	874,259
SkyWest, Inc.(b)	35,210	1,726,346
		4,857,061
Building Products-11.46%
AAON, Inc.	28,524	1,889,715
American Woodmark Corp.(b)	11,890	1,033,479
Apogee Enterprises, Inc.	18,190	691,402
Gibraltar Industries, Inc.(b)	22,780	1,809,871
Griffon Corp.	31,607	830,948
Insteel Industries, Inc.	13,508	472,240
PGT Innovations, Inc.(b)	41,554	1,003,944
Quanex Building Products Corp.	23,528	626,550
Resideo Technologies, Inc.(b)	100,110	2,993,289
UFP Industries, Inc.	42,809	3,404,172
		14,755,610
Commercial Services & Supplies-12.02%
ABM Industries, Inc.	46,914	2,340,539
Brady Corp., Class A	33,911	1,940,726
CoreCivic, Inc.(b)	83,673	655,160
Deluxe Corp.	29,395	1,339,236
Harsco Corp.(b)	55,199	1,237,562
HNI Corp.	30,029	1,369,923
Interface, Inc.	41,014	670,169
Matthews International Corp., Class A	22,153	865,518
Pitney Bowes, Inc.	121,186	1,015,539
Team, Inc.(b)	21,421	182,078
UniFirst Corp.	10,642	2,359,119
US Ecology, Inc.(b)(c)	22,031	873,088
Viad Corp.(b)	14,313	631,776
		15,480,433
Construction & Engineering-5.24%
Arcosa, Inc.	33,694	2,139,569
Comfort Systems USA, Inc.	25,308	2,098,033
Granite Construction, Inc.(c)	31,946	1,289,340
Matrix Service Co.(b)	18,541	202,097
MYR Group, Inc.(b)	11,741	1,021,937
		6,750,976
Electrical Equipment-2.86%
AZZ, Inc.	17,740	948,912
Encore Wire Corp.	14,429	1,186,064
	Shares	Value
Electrical Equipment-(continued)
Powell Industries, Inc.	6,206	$213,238
Vicor Corp.(b)	14,835	1,336,337
		3,684,551
Industrial Conglomerates-0.86%
Raven Industries, Inc.	25,076	1,106,604
Machinery-31.71%
Alamo Group, Inc.	6,905	1,064,613
Albany International Corp., Class A	21,471	1,918,434
Astec Industries, Inc.	15,816	1,083,871
Barnes Group, Inc.	32,590	1,740,958
Chart Industries, Inc.(b)(c)	24,861	3,628,214
CIRCOR International, Inc.(b)	13,988	526,368
Enerpac Tool Group Corp.	41,873	1,147,320
EnPro Industries, Inc.	14,388	1,323,552
ESCO Technologies, Inc.	18,211	1,723,489
Federal Signal Corp.	42,340	1,798,603
Franklin Electric Co., Inc.	26,838	2,251,440
Greenbrier Cos., Inc. (The)(c)	22,957	1,019,520
Hillenbrand, Inc.	52,492	2,393,635
John Bean Technologies Corp.(c)	22,192	3,196,314
Lindsay Corp.	7,599	1,251,023
Lydall, Inc.(b)	11,866	431,685
Meritor, Inc.(b)	50,731	1,319,006
Mueller Industries, Inc.	39,947	1,854,739
Proto Labs, Inc.(b)	19,306	1,725,763
SPX Corp.(b)	31,525	1,974,411
SPX FLOW, Inc.	29,479	2,023,144
Standex International Corp.	8,643	861,189
Tennant Co.	12,950	1,071,483
Titan International, Inc.(b)	35,248	327,454
Wabash National Corp.	36,408	580,708
Watts Water Technologies, Inc., Class A	19,213	2,611,047
		40,847,983
Marine-1.52%
Matson, Inc.	30,378	1,963,938
Professional Services-7.71%
Exponent, Inc.	36,231	3,305,354
Forrester Research, Inc.(b)	7,693	330,107
Heidrick & Struggles International, Inc.	13,541	582,805
Kelly Services, Inc., Class A(b)	23,370	599,908
Korn Ferry	37,765	2,470,209
ManTech International Corp., Class A	19,111	1,662,848
Resources Connection, Inc.	21,371	311,589
TrueBlue, Inc.(b)	24,819	673,339
		9,936,159
Road & Rail-5.39%
ArcBest Corp.	17,763	1,382,672
Heartland Express, Inc.	34,120	619,278
Marten Transport Ltd.	41,069	700,637
Saia, Inc.(b)	18,415	4,238,397
		6,940,984
Trading Companies & Distributors-5.85%
Applied Industrial Technologies, Inc.	27,108	2,655,500
Boise Cascade Co.	27,418	1,809,314
DXP Enterprises, Inc.(b)	11,447	353,598
GMS, Inc.(b)	29,967	1,372,189
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
NOW, Inc.(b)	76,899	$805,132
Veritiv Corp.(b)	8,715	535,275
		7,531,008
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $110,251,927)		128,741,951
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.72%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,398,605	1,398,605
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	2,097,069	$2,097,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,496,513)		3,496,513
TOTAL INVESTMENTS IN SECURITIES-102.67% (Cost $113,748,440)		132,238,464
OTHER ASSETS LESS LIABILITIES-(2.67)%		(3,432,706)
NET ASSETS-100.00%		$128,805,758

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,608,638	$(1,608,638)	$-	$-	$-	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	17,286	64,589	(81,875)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	4,665,131	(3,266,526)	-	-	1,398,605	12*
Invesco Private Prime Fund	-	6,429,136	(4,331,228)	-	-	2,097,908	128*
Total	$17,286	$12,767,494	$(9,288,267)	$-	$-	$3,496,513	$144

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communications Equipment-8.29%
ADTRAN, Inc.	154,335	$3,057,376
Applied Optoelectronics, Inc.(b)(c)	78,429	645,471
CalAmp Corp.(b)	111,861	1,551,512
Comtech Telecommunications Corp.	83,183	2,103,698
Digi International, Inc.(b)	106,031	2,010,348
Extreme Networks, Inc.(b)	394,580	4,513,995
Harmonic, Inc.(b)	321,988	2,244,256
NETGEAR, Inc.(b)(c)	97,704	3,798,732
Plantronics, Inc.(b)(c)	119,886	3,932,261
Viavi Solutions, Inc.(b)	730,297	12,802,106
		36,659,755
Electronic Equipment, Instruments & Components-29.68%
Advanced Energy Industries, Inc.	122,286	12,474,395
Arlo Technologies, Inc.(b)	257,036	1,724,712
Badger Meter, Inc.	93,055	8,893,266
Bel Fuse, Inc., Class B	32,612	537,446
Benchmark Electronics, Inc.	115,986	3,589,767
CTS Corp.	103,282	3,950,536
Daktronics, Inc.(b)	117,727	795,835
ePlus, Inc.(b)	43,113	4,077,196
Fabrinet (Thailand)(b)	117,723	10,558,576
FARO Technologies, Inc.(b)	57,532	4,352,296
Insight Enterprises, Inc.(b)	112,078	11,709,909
Itron, Inc.(b)	141,583	13,499,939
Knowles Corp.(b)(c)	292,866	6,015,468
Methode Electronics, Inc.	122,755	5,938,887
OSI Systems, Inc.(b)	53,365	5,142,251
PC Connection, Inc.	35,100	1,712,529
Plexus Corp.(b)	92,014	9,091,903
Rogers Corp.(b)	59,706	11,185,919
Sanmina Corp.(b)	207,301	8,729,445
ScanSource, Inc.(b)	81,264	2,480,990
TTM Technologies, Inc.(b)	317,039	4,803,141
		131,264,406
IT Services-11.90%
Cardtronics PLC, Class A(b)	115,363	4,491,082
CSG Systems International, Inc.	104,224	4,590,025
EVERTEC, Inc. (Puerto Rico)	191,169	8,321,587
ExlService Holdings, Inc.(b)	106,880	10,899,622
Perficient, Inc.(b)	105,462	7,550,025
Sykes Enterprises, Inc.(b)	126,481	5,302,083
TTEC Holdings, Inc.(c)	58,195	6,308,920
Unisys Corp.(b)	201,286	5,175,063
		52,638,407
Semiconductors & Semiconductor Equipment-24.65%
Axcelis Technologies, Inc.(b)	107,701	4,463,129
CEVA, Inc.(b)	72,816	3,267,254
Cohu, Inc.(b)	150,510	5,601,982
Diodes, Inc.(b)	134,319	10,163,919
DSP Group, Inc.(b)	70,067	1,101,453
FormFactor, Inc.(b)	248,243	8,750,566
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Ichor Holdings Ltd.(b)	89,588	$5,040,221
Kulicke & Soffa Industries, Inc. (Singapore)	198,202	10,286,684
MaxLinear, Inc.(b)	216,586	8,234,600
Onto Innovation, Inc.(b)	155,909	11,189,589
PDF Solutions, Inc.(b)	93,563	1,631,739
Photronics, Inc.(b)	202,477	2,741,538
Power Integrations, Inc.	191,742	15,759,275
Rambus, Inc.(b)	356,735	6,977,737
SMART Global Holdings, Inc.(b)(c)	45,085	2,137,029
Ultra Clean Holdings, Inc.(b)	139,830	7,876,624
Veeco Instruments, Inc.(b)(c)	158,760	3,781,663
		109,005,002
Software-22.06%
8x8, Inc.(b)	343,185	8,082,007
Agilysys, Inc.(b)	64,906	3,296,576
Alarm.com Holdings, Inc.(b)	144,074	11,796,779
Bottomline Technologies (DE), Inc.(b)	124,144	4,640,503
Ebix, Inc.	75,133	2,058,644
InterDigital, Inc.	98,432	7,951,337
LivePerson, Inc.(b)(c)	201,273	11,059,951
MicroStrategy, Inc., Class A(b)(c)	24,339	11,439,330
OneSpan, Inc.(b)	108,328	2,832,777
Progress Software Corp.	141,174	6,292,125
SPS Commerce, Inc.(b)	113,614	10,663,810
Vonage Holdings Corp.(b)	747,711	10,303,458
Xperi Holding Corp.	334,583	7,166,768
		97,584,065
Technology Hardware, Storage & Peripherals-3.40%
3D Systems Corp.(b)(c)	396,365	11,657,094
Diebold Nixdorf, Inc.(b)(c)	249,609	3,379,706
		15,036,800
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $333,516,756)		442,188,435
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.05%
Invesco Private Government Fund, 0.01%(d)(e)(f)	14,234,997	14,234,997
Invesco Private Prime Fund, 0.09%(d)(e)(f)	21,343,958	21,352,496
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,587,492)		35,587,493
TOTAL INVESTMENTS IN SECURITIES-108.03% (Cost $369,104,248)		477,775,928
OTHER ASSETS LESS LIABILITIES-(8.03)%		(35,519,763)
NET ASSETS-100.00%		$442,256,165

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
May 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,231,016	$(9,231,016)	$-	$-	$-	$40
Invesco Premier U.S. Government Money Portfolio, Institutional Class	13,058	82,480	(95,538)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,815,934	77,109,924	(65,690,861)	-	-	14,234,997	486*
Invesco Private Prime Fund	938,669	101,665,949	(81,252,306)	1	183	21,352,496	4,927*
Total	$3,767,661	$188,089,369	$(156,269,721)	$1	$183	$35,587,493	$5,453

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Chemicals-50.73%
AdvanSix, Inc.(b)	16,735	$529,830
American Vanguard Corp.	15,910	292,585
Balchem Corp.	18,822	2,465,682
Ferro Corp.(b)	49,179	1,062,266
FutureFuel Corp.	15,407	158,230
GCP Applied Technologies, Inc.(b)	28,793	701,973
H.B. Fuller Co.	30,268	2,092,124
Hawkins, Inc.	11,275	383,575
Innospec, Inc.	12,884	1,302,701
Koppers Holdings, Inc.(b)	12,595	436,669
Kraton Corp.(b)	19,027	645,967
Livent Corp.(b)(c)	85,213	1,662,506
Quaker Chemical Corp.(c)	7,677	1,862,056
Rayonier Advanced Materials, Inc.(b)	37,823	291,994
Stepan Co.	10,397	1,400,060
Tredegar Corp.	15,398	234,666
Trinseo S.A.	22,344	1,451,019
		16,973,903
Construction Materials-1.62%
US Concrete, Inc.(b)	9,509	541,918
Containers & Packaging-6.59%
Myers Industries, Inc.	21,386	471,133
O-I Glass, Inc.(b)	94,158	1,735,332
		2,206,465
Metals & Mining-28.57%
Allegheny Technologies, Inc.(b)(c)	73,704	1,805,011
Arconic Corp.(b)	56,889	2,057,675
Carpenter Technology Corp.	28,669	1,373,819
Century Aluminum Co.(b)	30,105	409,729
Haynes International, Inc.	7,569	263,401
Kaiser Aluminum Corp.	9,439	1,221,312
Materion Corp.	12,136	956,924
Olympic Steel, Inc.	5,421	193,801
SunCoke Energy, Inc.	49,431	372,215
TimkenSteel Corp.(b)(c)	22,653	343,193
Warrior Met Coal, Inc.	30,648	560,858
		9,557,938
	Shares	Value
Paper & Forest Products-12.28%
Clearwater Paper Corp.(b)	9,912	$282,789
Domtar Corp.(b)	32,938	1,786,228
Glatfelter Corp.	26,485	390,919
Mercer International, Inc. (Germany)	23,592	350,105
Neenah, Inc.	10,051	532,000
Schweitzer-Mauduit International, Inc., Class A	18,753	767,185
		4,109,226
Total Common Stocks & Other Equity Interests (Cost $29,817,148)		33,389,450

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $8,594)	8,594	8,594
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $29,825,742)		33,398,044
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.51%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,539,872	1,539,872
Invesco Private Prime Fund, 0.09%(d)(e)(f)	2,308,885	2,309,808
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,849,680)		3,849,680
TOTAL INVESTMENTS IN SECURITIES-111.32% (Cost $33,675,422)		37,247,724
OTHER ASSETS LESS LIABILITIES-(11.32)%		(3,788,932)
NET ASSETS-100.00%		$33,458,792

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$341,905	$(333,311)	$-	$-	$8,594	$2
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	49,379	(49,379)	-	-	-	-
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
May 31, 2021
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$463,942	$8,382,649	$(7,306,719)	$-	$-	$1,539,872	$70*
Invesco Private Prime Fund	154,653	9,622,896	(7,467,852)	-	111	2,309,808	508*
Total	$618,595	$18,396,829	$(15,157,261)	$-	$111	$3,858,274	$580

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.57%
Diversified Telecommunication Services-17.44%
ATN International, Inc.	11,119	$525,595
Cincinnati Bell, Inc.(b)	51,601	794,655
Cogent Communications Holdings, Inc.(c)	32,338	2,444,753
Consolidated Communications Holdings, Inc.(b)	73,866	691,386
		4,456,389
Entertainment-1.97%
Marcus Corp. (The)(b)(c)	23,832	503,093
Gas Utilities-17.58%
Chesapeake Utilities Corp.	10,631	1,217,887
Northwest Natural Holding Co.	23,198	1,226,710
South Jersey Industries, Inc.	76,828	2,048,235
		4,492,832
Interactive Media & Services-3.52%
QuinStreet, Inc.(b)	49,699	900,049
Media-23.51%
AMC Networks, Inc., Class A(b)(c)	16,499	885,666
E.W. Scripps Co. (The), Class A	53,321	1,130,939
Gannett Co., Inc.(b)	133,877	686,789
Meredith Corp.(b)	35,100	1,182,168
Scholastic Corp.	30,441	1,025,253
TechTarget, Inc.(b)(c)	15,598	1,096,695
		6,007,510
Multi-Utilities-12.65%
Avista Corp.	52,895	2,397,731
Unitil Corp.	15,218	834,707
		3,232,438
	Shares	Value
Water Utilities-17.31%
American States Water Co.	28,181	$2,236,726
California Water Service Group	38,450	2,185,498
		4,422,224
Wireless Telecommunication Services-5.59%
Shenandoah Telecommunications Co.	24,414	1,218,014
Spok Holdings, Inc.	18,062	210,784
		1,428,798
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.57% (Cost $24,197,572)		25,443,333
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.17%
Invesco Private Government Fund, 0.01%(d)(e)(f)	937,343	937,343
Invesco Private Prime Fund, 0.09%(d)(e)(f)	1,405,453	1,406,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,343,358)		2,343,358
TOTAL INVESTMENTS IN SECURITIES-108.74% (Cost $26,540,930)		27,786,691
OTHER ASSETS LESS LIABILITIES-(8.74)%		(2,232,880)
NET ASSETS-100.00%		$25,553,811

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,198,033	$(2,198,033)	$-	$-	$-	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,301	78,004	(89,305)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	557,235	7,290,032	(6,909,924)	-	-	937,343	38*
Invesco Private Prime Fund	185,746	8,822,347	(7,602,133)	-	55	1,406,015	493*
Total	$754,282	$18,388,416	$(16,799,395)	$-	$55	$2,343,358	$539

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
May 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$471,291,229	$-	$-	$471,291,229
Money Market Funds	-	87,391,680	-	87,391,680
Total Investments	$471,291,229	$87,391,680	$-	$558,682,909
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$143,958,471	$-	$-	$143,958,471
Money Market Funds	32,754	18,177,218	-	18,209,972
Total Investments	$143,991,225	$18,177,218	$-	$162,168,443
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$49,403,016	$-	$-	$49,403,016
Money Market Funds	27,465	2,448,178	-	2,475,643
Total Investments	$49,430,481	$2,448,178	$-	$51,878,659
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$157,161,668	$-	$-	$157,161,668
Money Market Funds	49,308	27,580,368	-	27,629,676
Total Investments	$157,210,976	$27,580,368	$-	$184,791,344
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,548,942	$-	$7,286	$52,556,228
Money Market Funds	5,217	4,130,441	-	4,135,658
Total Investments	$52,554,159	$4,130,441	$7,286	$56,691,886

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$513,847,136	$-	$-	$513,847,136
Money Market Funds	-	72,788,928	-	72,788,928
Total Investments	$513,847,136	$72,788,928	$-	$586,636,064
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$128,741,951	$-	$-	$128,741,951
Money Market Funds	-	3,496,513	-	3,496,513
Total Investments	$128,741,951	$3,496,513	$-	$132,238,464
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$442,188,435	$-	$-	$442,188,435
Money Market Funds	-	35,587,493	-	35,587,493
Total Investments	$442,188,435	$35,587,493	$-	$477,775,928
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$33,389,450	$-	$-	$33,389,450
Money Market Funds	8,594	3,849,680	-	3,858,274
Total Investments	$33,398,044	$3,849,680	$-	$37,247,724
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,443,333	$-	$-	$25,443,333
Money Market Funds	-	2,343,358	-	2,343,358
Total Investments	$25,443,333	$2,343,358	$-	$27,786,691